SEGMENT REPORTING (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012	Mar. 31, 2011
SEGMENT REPORTING
Number of operating segments	3
Revenues
Revenue	¥ 4,712,100	¥ 5,136,228	¥ 2,686,093
Segment Performance Measure:
Operating income	905,434	2,369,938	1,040,100
Interest income	1,326	2,052	3,410
Interest expense	(23,474)	(13,360)	(14,262)
Foreign currency exchange gains (losses)	165,664	10,294	(39,942)
Dividend income	4,500	4,500
Other-net	(3,055)	655	1,296
Income before income taxes	1,050,395	2,374,079	990,602
Segment Assets:
Assets	5,077,277	4,979,676
Capital expenditures on long-lived assets:
Capital expenditures	1,014,617	621,522	248,337
Other Significant Items:
Total consolidated depreciation and amortization	305,991	129,364	58,213
Japan
Revenues
Revenue	3,214,826	4,245,265	1,937,434
U.S.
Revenues
Revenue	1,271,635	882,389	804,494
Other
Revenues
Revenue	193,169	381
Operating segments
Revenues
Revenue	4,679,630	5,128,035	2,741,928
Segment Performance Measure:
Operating income	903,733	2,366,584	1,097,140
Segment Assets:
Assets	4,755,969	4,883,526
Other Significant Items:
Total consolidated depreciation and amortization	291,072	135,807	52,941
Operating segments | Japan
Revenues
Revenue	3,870,702	4,789,264	2,387,644
Segment Performance Measure:
Operating income	888,760	2,312,670	1,019,194
Segment Assets:
Assets	4,575,917	4,830,227
Capital expenditures on long-lived assets:
Capital expenditures	701,997	589,247	249,406
Other Significant Items:
Total consolidated depreciation and amortization	238,160	130,139	51,986
Operating segments | U.S.
Revenues
Revenue	1,347,928	912,394	854,162
Segment Performance Measure:
Operating income	98,747	70,218	77,946
Segment Assets:
Assets	1,360,136	895,284
Capital expenditures on long-lived assets:
Capital expenditures	166,461	34,900	917
Other Significant Items:
Total consolidated depreciation and amortization	29,272	3,332	955
Operating segments | Other
Revenues
Revenue	202,050	41,012
Segment Performance Measure:
Operating income	(83,774)	(16,304)
Segment Assets:
Assets	335,270	134,294
Capital expenditures on long-lived assets:
Capital expenditures	145,508	22,605
Other Significant Items:
Total consolidated depreciation and amortization	23,640	2,336
Intersegment
Revenues
Revenue	(741,050)	(614,635)	(499,878)
Segment Assets:
Assets	(1,515,354)	(976,279)
Intersegment | Japan
Revenues
Revenue	655,876	543,999	450,210
Intersegment | U.S.
Revenues
Revenue	76,293	30,005	49,668
Intersegment | Other
Revenues
Revenue	8,881	40,631
Adjustments
Revenues
Revenue	32,470	8,193	(55,835)
Segment Performance Measure:
Operating income	1,701	3,354	(57,040)
Adjustments
Segment Assets:
Assets	321,308	96,150
Capital expenditures on long-lived assets:
Capital expenditures	651	(25,230)	(1,986)
Other Significant Items:
Total consolidated depreciation and amortization	¥ 14,919	¥ (6,443)	¥ 5,272